CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Cumulative Common Distributions	Additional Paid In Capital	Cumulative Other Comprehensive Income	Cumulative Net Income
Balance at Dec. 31, 2009	$ 352,050	$ 215	$ (19,333)	$ 357,627		$ 13,541
Balance (in shares) at Dec. 31, 2009		21,481,350
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	418,930	190		418,740
Issuance of shares, net (in shares)		18,975,000
Share grants	546			546
Share grants (in shares)		44,450
Unrealized gain on investment in AIC	2				2
Net income	27,795					27,795
Distributions to common shareholders	(41,926)		(41,926)
Balance at Dec. 31, 2010	757,397	405	(61,259)	776,913	2	41,336
Balance (in shares) at Dec. 31, 2010		40,500,800
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	157,870	65		157,805
Issuance of shares, net (in shares)		6,500,000
Share grants	721	1		720
Share grants (in shares)		50,850
Unrealized gain on investment in AIC	75				75
Net income	45,997					45,997
Distributions to common shareholders	(70,392)		(70,392)
Balance at Dec. 31, 2011	891,668	471	(131,651)	935,438	77	87,333
Balance (in shares) at Dec. 31, 2011		47,051,650
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	166,718	75		166,643
Issuance of shares, net (in shares)		7,500,000
Share grants	1,902	1		1,901
Share grants (in shares)		92,238
Unrealized gain on investment in AIC	22				22
Net income	49,960					49,960
Distributions to common shareholders	(82,819)		(82,819)
Balance at Dec. 31, 2012	$ 1,027,451	$ 547	$ (214,470)	$ 1,103,982	$ 99	$ 137,293
Balance (in shares) at Dec. 31, 2012		54,643,888